Leases (Tables)	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of the Operating Leases Related Assets and Liabilities	The table below presents the operating leases related assets and liabilities recorded on the consolidated balance sheets:
	As of September 30,
	2022	2023
	HK$	HK$
Operating lease ROU assets, net	1,449,859	1,113,926

Operating lease liabilities – current	541,118	204,156
Operating lease liabilities – non-current	38,000	61,229
	579,118	265,385

Schedule of Weighted Average Remaining Lease Terms and Discount Rates	The weighted average remaining lease terms and discount rates for the operating leases were as follows:
	As of September 30,
	2022	2023
Weighted average remaining lease term (years)	23.65	29.47
Weighted average discount rate	3.96%	3.96%

Schedule of Lease Expenses Consolidated Statements of Income and Supplemental Cash Flow Information	A summary of lease expenses recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:
		For the Years Ended September 30,
	2021	2022	2023
	HK$	HK$	HK$
Amortization of operating lease ROU assets	1,287,745	1,267,957	666,459
Interest of operating lease liabilities	48,455	39,243	16,741
Principal elements of lease payments	1,314,000	1,285,000	661,000
Short-term operating lease expenses	666,585	681,952	1,452,824

Non-cash information:
Operating lease ROU assets obtained in exchange for operating lease liabilities	820,002	878,321	330,526
Modification of lease on operating lease ROU assets and operating lease liabilities	239,305	—	—
Extinguishment of ROU assets and operating lease liabilities due to termination of lease	83,620	—	—

Schedule of Operating Lease Liabilities	The following is a schedule, by year, of maturities of operating lease liabilities as of September 30, 2023:
Twelve months ended September 30,	HK$
2024	209,600
2025	61,600
Total lease payments	271,200
Less: imputed interest	(5,815)
Present value of operating lease liabilities	265,385
Less: operating lease liabilities – non-current	61,229
Operating lease liabilities – current	204,156